J.P. MORGAN INTERNATIONAL EQUITY FUNDS
JPMORGAN TRUST I
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
(each, a “Fund” and collectively, the “Funds”)
(each a series of JPMorgan Trust I)
(All Share Classes except for Class L Shares)
Supplement dated September 15, 2025
to the current Summary Prospectuses and Prospectuses, as supplemented
The Board of Trustees of JPMorgan Trust I has approved net expense ratio reductions for the Funds’ share classes, except for Class L Shares. Therefore, effective November 1, 2025, the “Annual Fund Operating Expenses” and “Example” tables in the Summary Prospectuses and Prospectuses for the Funds except for Class L Shares are hereby deleted in their entirety and replaced with the corresponding tables below:
Emerging Markets Equity Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.68%	0.68%	0.68%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.38	0.39	0.38

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.13	0.14	0.13

Total Annual Fund Operating Expenses	1.31	1.82	1.06

Fee Waivers and/or Expense Reimbursements[1]	-0.12	-0.13	-0.12

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.19	1.69	0.94

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.19%, 1.69% and 0.94% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

SUP‑IEQ‑925

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	640	907	1,195	2,011

CLASS C SHARES ($)	272	560	973	1,993

CLASS I SHARES ($)	96	325	573	1,283

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	640	907	1,195	2,011

CLASS C SHARES ($)	172	560	973	1,993

CLASS I SHARES ($)	96	325	573	1,283
Class R2, Class R3, Class R4, Class R5 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%

Distribution (Rule 12b‑1) Fees	0.50	0.25	NONE	NONE	NONE

Other Expenses	0.67	0.38	0.39	0.24	0.13

Service Fees	0.25	0.25	0.25	0.10	NONE

Remainder of Other Expenses	0.42	0.13	0.14	0.14	0.13

Total Annual Fund Operating Expenses	1.85	1.31	1.07	0.92	0.81

Fee Waivers and/or Expense Reimbursements[1]	-0.36	-0.07	-0.08	-0.08	-0.07

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.49	1.24	0.99	0.84	0.74

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 1.24%, 0.99%, 0.84% and 0.74% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	152	547	967	2,140

CLASS R3 SHARES ($)	126	408	711	1,573

CLASS R4 SHARES ($)	101	332	582	1,298

CLASS R5 SHARES ($)	86	285	501	1,124

CLASS R6 SHARES ($)	76	252	443	995
Europe Dynamic Fund
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.60%	0.60%	0.60%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.44	0.50	0.42

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.19	0.25	0.17

Total Annual Fund Operating Expenses	1.29	1.85	1.02

Fee Waivers and/or Expense Reimbursements[1]	-0.29	-0.35	-0.27

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	1.00	1.50	0.75

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.00%, 1.50% and 0.75% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	885	1,169	1,976

CLASS C SHARES ($)	253	548	968	1,994

CLASS I SHARES ($)	77	298	537	1,223

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	622	885	1,169	1,976

CLASS C SHARES ($)	153	548	968	1,994

CLASS I SHARES ($)	77	298	537	1,223
Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fees	0.60%

Distribution (Rule 12b‑1) Fees	NONE

Other Expenses	0.17

Service Fees	NONE

Remainder of Other Expenses	0.17

Acquired Fund Fees and Expenses	0.00

Total Annual Fund Operating Expenses	0.77

Fee Waivers and/or Expense Reimbursements[1]	-0.22

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.55

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.55% of the average daily net assets of Class R6 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/26, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/26 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS R6 SHARES ($)	56	244	406	934

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE